Nature of business and organization (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2020
Nature Of Business And Organization
Cash	$ 4,644	$ 4,644
Inventories	1,425,080	1,425,080
Amount due from a related party	151,362
Property, plant and equipment, net	5,873	1,608,600
Other assets	21,641	$ 21,641
Net assets value	1,608,600
Goodwill
Total purchase consideration	$ 1,608,600